STOCK-BASED COMPENSATION ( Stock Option Activity Under Plan) (Details) - Employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 262	$ 162	$ 52
Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	3,011	420	326
Cost of Sales [Member] | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	43	11	6
Research and Development Expense [Member] | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	501	121	77
Selling and Marketing Expense [Member] | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	470	196	200
General and Administrative Expense [Member] | Stock Option Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 1,997	$ 92	$ 43